CORPORATE RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
CORPORATE RESTRUCTURING COSTS
CORPORATE RESTRUCTURING COSTS
In mid-2015, the Company commenced a business restructuring and transformation initiative to reduce overall costs and maximize the effectiveness and efficiency of its existing operations. Restructuring costs consist primarily of severance and expected future losses under lease commitments.
In 2015, the Company incurred $122 million before tax of corporate restructuring costs and recorded a provision of $87 million before tax related to planned severance costs in 2016 and 2017 and expected future losses under lease commitments. Of the total corporate restructuring charges of $209 million pre-tax, $157 million was recorded in Plant operating costs and other which was partially offset by $58 million that was recorded in Revenues in the Consolidated statement of income related to costs that were recoverable through regulatory and tolling structures. In addition, $44 million was recorded as a Regulatory asset as it is expected to be recovered through regulatory and tolling structures in future periods, and $8 million was capitalized to projects impacted by the corporate restructuring.
In 2016, an additional provision of $44 million before tax was recorded related to changes to the expected future losses under lease commitments. For the year ended December 31, 2016, $22 million was recorded in Plant operating costs and other in the Consolidated statement of income. In addition, $22 million was recorded as a Regulatory asset on the Consolidated balance sheet at December 31, 2016 as this amount is expected to be recovered through regulatory and tolling structures in future periods.
In 2017, an additional provision of $6 million before tax was recorded related to changes to the expected future losses under lease commitments. For the year ended December 31, 2017, $3 million was recorded in Plant operating costs and other in the Consolidated statement of income. In addition, $3 million was recorded as a Regulatory asset on the Consolidated balance sheet at December 31, 2017 as this amount is expected to be recovered through regulatory and tolling structures in future periods.
Cumulatively at December 31, 2017, the Company has incurred costs, net of recoverable amounts of $86 million for employee severance and $38 million for lease commitments under this initiative. The remaining employee severance provision at December 31, 2017 is expected to be settled in early 2018.
Changes in the restructuring liability were as follows:

(millions of Canadian $)	Employee Severance	Lease Commitments	Total

Restructuring liability as at December 31, 2015	60	27	87
Restructuring charges	—	44	44
Cash payments	(24)	(8)	(32)
Restructuring liability as at December 31, 2016	36	63	99
Restructuring charges	—	6	6
Cash payments	(27)	(16)	(43)
Restructuring Liability as at December 31, 2017	9	53	62